Liquidity - Private Placement Transactions (Details) € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019
Financial Liabilities
Effective Interest Rate	0.83%	0.83%	0.87%	1.09%
Carrying Amount	€ 13,005		€ 13,344
Private placements
Financial Liabilities
Carrying Amount	€ 790		742
Tranche 7-2012
Financial Liabilities
Coupon Rate	3.18%	3.18%
Effective Interest Rate	3.22%	3.22%
Nominal Volume | $		$ 444.5
Carrying Amount	€ 396		373
Tranche 8-2012
Financial Liabilities
Coupon Rate	3.33%	3.33%
Effective Interest Rate	3.37%	3.37%
Nominal Volume | $		$ 323.0
Carrying Amount	€ 300		281
Tranche 9-2012
Financial Liabilities
Coupon Rate	3.53%	3.53%
Effective Interest Rate	3.57%	3.57%
Nominal Volume | $		$ 100.0
Carrying Amount	€ 94		€ 88